Interest charges and related fees	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Interest charges and related fees
16 Interest charges and related fees

	2020	2019	2018
Subordinated loans	110	88	62
Trust pass-through securities	9	8	8
Borrowings	194	252	300
Other	191	164	136
Total	505	513	507

Included in interest charges and related fees:
Interest charges accrued on financial liabilities not carried at fair value through profit or loss	232	298	143
Other includes interest charges on short term borrowings and bank fees.

Aegon N.V [member]
Statement [LineItems]
Interest charges and related fees	6 Interest charges and related fees

	2020	2019
Subordinated borrowings	67	80
Borrowings	50	57
Other	8	2
Total	126	139